COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details)						12 Months Ended								84 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Jan. 31, 2008 Breach of Contract with Agent [Member] USD ($)	Jan. 31, 2008 Breach of Contract with Agent [Member] EUR (€)	Dec. 31, 2007 Breach of Contract with Agent [Member] USD ($)	Dec. 31, 2007 Breach of Contract with Agent [Member] ILS	Dec. 31, 2014 Health Claims [Member] USD ($) claims	Dec. 31, 2013 Health Claims [Member] USD ($) claims	Dec. 31, 2013 Health Claims [Member] ILS	Dec. 31, 2012 Health Claims [Member] claims	Dec. 31, 2011 Health Claims [Member] claims	Dec. 31, 2010 Health Claims [Member] claims	Dec. 31, 2009 Health Claims [Member] claims	Dec. 31, 2008 Health Claims [Member] claims	Dec. 31, 2014 Health Claims [Member] USD ($) claims	Dec. 31, 2014 Health Claims [Member] Settled Litigation [Member] USD ($)	Dec. 31, 2014 Health Claims [Member] Settled Litigation [Member] ILS	Dec. 31, 2013 Health Claims [Member] Settled Litigation [Member] USD ($) claims agreement	Dec. 31, 2013 Health Claims [Member] Settled Litigation [Member] ILS	Dec. 31, 2013 Health Claims [Member] Judicial Ruling [Member] USD ($)	Dec. 31, 2013 Health Claims [Member] Judicial Ruling [Member] ILS	Dec. 31, 2013 Health Claims [Member] Plaintiff [Member]	Dec. 31, 2013 Health Claims [Member] Israeli Ministry of Industry [Member]	Dec. 31, 2013 Health Claims [Member] National Insurance Institute [Member] USD ($)	Dec. 31, 2013 Health Claims [Member] National Insurance Institute [Member] ILS	Dec. 31, 2014 Health Claims Filed in Magistrate Court [Member] USD ($) claims	Dec. 31, 2014 Health Claims Filed in Magistrate Court [Member] ILS claims	Dec. 31, 2014 Breach of Contract with Quartz Processor [Member] USD ($)	Apr. 15, 2012 Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member] USD ($)	Apr. 15, 2012 Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member] ILS	Aug. 31, 2012 Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member] USD ($)	Aug. 31, 2012 Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member] ILS	Apr. 27, 2014 New Silicosis Claim [Member] USD ($)	Apr. 27, 2014 New Silicosis Claim [Member] ILS
Loss Contingencies [Line Items]
Number of claims which estimation of reasonably possible exposure														47
Number of claims filed						33	8	8	6	6	4	2	1	60			2	2
Number of settlement agreements																	2	2
Number of claims pending																									35	35
Amount of disputed payments																											$ 55,000,000
Damages sought																									12,120,000,000
Damages granted							1,400,000	5,300,000											206,000	800,000			850,000	3,300,000
Percentage of damages borne by the entity							33.00%	33.00%													40.00%	27.00%
Maximum amount per claim																									643,000	2,500,000
Amount of claim						12,120,000								12,120,000																		56,000,000	216,000,000
Estimate of possible loss, maximum		19,060,000	15,700,000	257,000	1,000,000										33,000	130,000	71,000	275,000										59,861,000	232,800,000	19,697,000	76,600,000
Total liability imposed																			112,000	436,669
Settlement agreement amount															21,000	80,000	3,000	10,000
Amount reserved for environmental clean-up expenditures	$ 747,000